Long-Term Debt (Summary of Components of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 29, 2016	Apr. 28, 2016	Apr. 27, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt, excluding debt issuance costs and discounts	$ 1,295,589				$ 23,415
Unamortized debt issuance costs and discounts	(48,764)		$ 0		0
Capital lease obligations	25,588				22,323
Other debt	1,582				1,092
Total debt	1,246,825				23,415
Less: Current maturities of long-term debt	(5,683)				(7,915)
Long-term debt	1,241,142	$ 1,250,497		$ 24,179	15,500
Due to Parent, net	0	$ 0		$ 1,813,836	1,800,908
Senior Notes, maturing 2023 [Member]
Debt Instrument [Line Items]
Total debt, excluding debt issuance costs and discounts	400,000				0
ABL Credit Facility, maturing 2021 [Member]
Debt Instrument [Line Items]
Total debt, excluding debt issuance costs and discounts	0				0
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member]
Debt Instrument [Line Items]
Total debt, excluding debt issuance costs and discounts	0				0
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member]
Debt Instrument [Line Items]
Total debt, excluding debt issuance costs and discounts	$ 868,419				$ 0